Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash	$ 2,514,000	$ 1,935,000
Trade accounts receivable, net of allowance for doubtful accounts	9,127,000	6,662,000
Inventories	6,109,000	5,244,000
Prepaid expenses and other current assets	605,000	417,000
Total current assets	18,355,000	14,258,000
Assets held for employees' severance benefits	53,000	47,000
Fixed assets, net	10,108,000	9,075,000
Deferred tax assets, long-term	2,863,000
Goodwill	75,000	69,000
Total assets	31,454,000	23,449,000
Liabilities and shareholders' equity
Short-term credit and current maturities of long-term debt	1,818,000	5,105,000
Accounts payable:
Trade	9,229,000	6,110,000
Related parties		1,336,000
Other current liabilities	5,311,000	4,419,000
Total current liabilities	16,358,000	16,970,000
Long-term liabilities
Long-term debt, excluding current maturities	1,412,000	728,000
Employee severance benefits	337,000	215,000
Total long-term liabilities	1,749,000	943,000
Commitments and contingent liabilities
Shareholders' equity
Ordinary shares, NIS 0.6 par value Authorized 50,000,000 shares, issued and outstanding 10,142,762 shares as of December 31, 2013 and 6,610,107 as of December 31, 2012	1,985,280	1,384,318
Additional paid-in capital	17,270,000	14,328,000
Cumulative foreign currency translation adjustments	3,186,000	2,713,000
Capital reserves	695,000	695,000
Accumulated deficit	(9,885,000)	(13,708,000)
Total Eltek Ltd. shareholders' equity	13,251,000	5,412,000
Non-controlling interest	96,000	124,000
Total equity	13,347,000	5,536,000
Total liabilities, shareholders' equity and non- controlling interest	$ 31,454,000	$ 23,449,000